2. Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment securities available for sale
Amortized cost	$ 191,013
Estimated fair value	195,746	$ 194,578
Mortgage-backed securities
Investment securities available for sale
Amortized cost	77,812	52,145
Gross unrealized gains	1,371	516
Gross unrealized losses	227	558
Estimated fair value	78,956	52,103
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized cost	28,265	35,356
Gross unrealized gains	443	71
Gross unrealized losses	311	793
Estimated fair value	28,397	34,634
State and political subdivisions
Investment securities available for sale
Amortized cost	84,686	105,545
Gross unrealized gains	3,657	2,089
Gross unrealized losses	200	43
Estimated fair value	88,143	107,591
Trust preferred securities
Investment securities available for sale
Amortized cost	250	250
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Estimated fair value	250	250
Total
Investment securities available for sale
Amortized cost	191,013	193,296
Gross unrealized gains	5,471	2,676
Gross unrealized losses	738	1,394
Estimated fair value	$ 195,746	$ 194,578